UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Preferred Stock	Additional Paid-in Capital	Accumulated Deficit	Sub-total MYnd Stockholders' Equity	Non-controlling Interest	Total
Balance at Sep. 30, 2016	$ 1,900		$ 67,467,400	$ (68,533,800)	$ (1,064,500)		$ (1,064,500)
Balance, shares at Sep. 30, 2016	1,941,061
Stock-based compensation			2,086,000		2,086,000		2,086,000
Stock issued for private placement of shares	$ 500		2,980,800		2,981,300		2,981,300
Stock issued for private placement of shares, shares	477,000
Stock issued for purchase agreement to Aspire Capital			145,000		145,000		145,000
Stock issued for purchase agreement to Aspire Capital, shares	20,000
Shares issued to Aspire Capital Purchase Agreement	$ 100		(100)
Shares issued to Aspire Capital Purchase Agreement, shares	80,000
Common Stock issued to vendors for services			173,000		173,000		173,000
Common Stock issued to vendors for services, shares	26,250
Restricted stock compensation	$ 100		(100)
Restricted stock compensation, shares	79,000
Common stock issued to Arcadian			5,900		5,900		5,900
Common stock issued to Arcadian, shares	1,000
Common stock - public Offering	$ 1,700		7,480,400		7,482,100		7,482,100
Common stock - public Offering, shares	1,675,000
Offering costs - legal fees Arcadian			(148,600)		(148,600)		(148,600)
Net loss				(7,112,800)	(7,112,800)		(7,112,800)
Balance at Sep. 30, 2017	$ 4,300		80,189,700	(75,646,600)	4,547,400		4,547,400
Balance, shares at Sep. 30, 2017	4,299,311
Balance at Sep. 30, 2017	$ 4,300		80,189,700	(75,646,600)	4,547,400		4,547,400
Stock-based compensation	$ 100		336,500		336,600		336,600
Stock-based compensation, shares	37,500
Common Stock issued to vendors for services			14,800		14,800		14,800
Common Stock issued to vendors for services, shares	23,750
Net loss				(2,769,300)	(2,769,300)		(2,769,300)
Balance at Dec. 31, 2017	$ 4,400		80,541,000	(78,415,900)	2,129,500		2,129,500
Balance, shares at Dec. 31, 2017	4,360,561
Balance at Sep. 30, 2017	$ 4,300		80,189,700	(75,646,600)	4,547,400		4,547,400
Balance, shares at Sep. 30, 2017	4,299,311
Net loss							(5,429,000)
Balance at Mar. 31, 2018	$ 4,400	$ 1,100	82,907,300	(81,075,600)	1,837,200	(72,300)	1,764,900
Balance, shares at Mar. 31, 2018	4,364,311	1,050,000
Balance at Sep. 30, 2017	$ 4,300		80,189,700	(75,646,600)	4,547,400		4,547,400
Balance, shares at Sep. 30, 2017	4,299,311
Stock-based compensation			1,588,300		1,588,300		1,588,300
Stock issued for preferred shares		$ 1,100	2,036,000		2,037,100		2,037,100
Stock issued for preferred shares, shares		1,050,000
Stock issued to Aspire Capital	$ 2,310		4,257,900		4,260,210		4,260,210
Stock issued to Aspire Capital, shares	2,314,671
Issuance of common stock	$ 175		80,300		80,475		80,475
Issuance of common stock, shares	183,814
Stock issued for private placement of shares	$ 460		849,500		849,960		849,960
Stock issued for private placement of shares, shares	459,458
Common Stock issued to vendors for services	$ 120		201,800		201,920		201,920
Common Stock issued to vendors for services, shares	115,000
Proceeds from option exercise	$ 35		54,200		54,235		54,235
Proceeds from option exercise, shares	35,000
Net loss				$ (9,598,700)	(9,598,700)	(734,400)	(10,333,100)
Balance at Sep. 30, 2018	$ 7,400	$ 1,100	89,257,700	(85,245,300)	4,020,900	(734,400)	3,286,500
Balance, shares at Sep. 30, 2018	7,407,254	1,050,000
Balance at Dec. 31, 2017	$ 4,400		80,541,000	(78,415,900)	2,129,500		2,129,500
Balance, shares at Dec. 31, 2017	4,360,561
Stock-based compensation			256,400		256,400		256,400
Stock-based compensation, shares	20,000
Stock issued for preferred shares		$ 1,100	2,098,900		2,100,000		2,100,000
Stock issued for preferred shares, shares		1,050,000
Common Stock issued to vendors for services			11,000		11,000		11,000
Common Stock issued to vendors for services, shares	(16,250)
Net loss				(2,659,700)	(2,659,700)	(72,300)	(2,659,600)
Balance at Mar. 31, 2018	$ 4,400	$ 1,100	82,907,300	(81,075,600)	1,837,200	(72,300)	1,764,900
Balance, shares at Mar. 31, 2018	4,364,311	1,050,000
Balance at Sep. 30, 2018	$ 7,400	$ 1,100	89,257,700	(85,245,300)	4,020,900	(734,400)	4,020,900
Balance, shares at Sep. 30, 2018	7,407,254	1,050,000
Shares issued to Aspire Capital Purchase Agreement	$ 200		517,100		517,300		517,300
Shares issued to Aspire Capital Purchase Agreement, shares	144,000
Common Stock issued to vendors for services			5,600		5,600		5,600
Common Stock issued to vendors for services, shares	3,750
Net loss				(2,377,500)	(2,377,500)	(326,900)	(2,704,400)
Balance at Dec. 31, 2018	$ 7,600	$ 1,100	89,780,400	(87,622,800)	2,166,300	(1,061,300)	1,105,000
Balance, shares at Dec. 31, 2018	7,555,004	1,050,000
Balance at Sep. 30, 2018	$ 7,400	$ 1,100	89,257,700	(85,245,300)	4,020,900	(734,400)	$ 4,020,900
Balance, shares at Sep. 30, 2018	7,407,254	1,050,000
Issuance of common stock, shares							463,636
Net loss							$ (5,414,100)
Balance at Mar. 31, 2019	$ 8,900	$ 1,100	91,895,900	(89,881,400)	2,024,500	(1,512,400)	512,100
Balance, shares at Mar. 31, 2019	8,936,695	1,050,000
Balance at Dec. 31, 2018	$ 7,600	$ 1,100	89,780,400	(87,622,800)	2,166,300	(1,061,300)	1,105,000
Balance, shares at Dec. 31, 2018	7,555,004	1,050,000
Stock-based compensation			258,000		258,000		258,000
Stock-based compensation, shares	30,000
Shares issued to Aspire Capital Purchase Agreement	$ 1,300		1,810,500		1,811,800		1,811,800
Shares issued to Aspire Capital Purchase Agreement, shares	1,315,429
Common Stock issued to vendors for services			47,000		47,000		47,000
Common Stock issued to vendors for services, shares	36,262
Net loss				(2,258,600)	(2,258,600)	(451,100)	(2,709,700)
Balance at Mar. 31, 2019	$ 8,900	$ 1,100	$ 91,895,900	$ (89,881,400)	$ 2,024,500	$ (1,512,400)	$ 512,100
Balance, shares at Mar. 31, 2019	8,936,695	1,050,000